Roundhill BITKRAFT Esports & Digital Entertainment ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Computers — 15.9%
Asetek A/S (a)(b)	76,713	$278,581
Asustek Computer, Inc. (a)	137,968	1,611,909
Cherry AG (a)(b)	24,274	900,235
Corsair Gaming, Inc. (b)(f)	122,779	3,183,660
Guillemot Corp. (a)	38,386	544,527
Keywords Studios PLC (a)	36,134	1,418,758
Logitech International SA (a)	16,151	1,441,531
Razer, Inc. (a)(b)(d)	10,686,000	2,182,595
		11,561,796
Electronics — 5.1%
Micro-Star International Co., Ltd. (a)	317,625	1,476,371
Turtle Beach Corp. (b)	79,910	2,223,096
		3,699,467
Internet — 13.3%
AfreecaTV Co., Ltd. (a)	17,959	2,284,312
NCSoft Corp. (a)	3,170	1,614,451
Sea, Ltd. - ADR (a)(b)	7,398	2,357,965
Tencent Holdings, Ltd. (a)	58,400	3,461,396
		9,718,124
Media — 4.4%
Modern Times Group MTG AB - Class B (a)(b)	263,303	3,202,295

Semiconductors — 2.0%
NVIDIA Corp.	7,193	1,490,102

Software — 57.0% (e)
Activision Blizzard, Inc.	45,653	3,533,086
Bilibili, Inc. - ADR (a)(b)	29,680	1,963,926
Capcom Co., Ltd. (a)	51,100	1,422,052
CD Projekt SA (a)	32,640	1,576,418
Com2uS Corp. (a)	18,756	1,565,112
DeNA Co., Ltd. (a)	80,600	1,498,225
DouYu International Holdings, Ltd. - ADR (a)(b)	984,929	3,240,416
Electronic Arts, Inc.	16,520	2,349,970
Enthusiast Gaming Holdings, Inc. (a)	598,967	2,160,697
HUYA, Inc. - ADR (a)(b)	354,964	2,960,400
Konami Holdings Corp. (a)	24,400	1,537,369
Krafton, Inc. (a)(b)	9,338	3,959,186
NetEase, Inc. - ADR (a)	27,105	2,314,767
Nexon Co., Ltd. (a)	85,000	1,376,608
Play Magnus AS (a)(b)(f)	199,237	451,917
Skillz, Inc. (b)(f)	214,743	2,108,776
Square Enix Holdings Co., Ltd. (a)	25,500	1,359,848
Take-Two Interactive Software, Inc. (b)	15,629	2,407,960
Ubisoft Entertainment SA (a)(b)	36,544	2,197,256
Unity Software, Inc. (b)	12,148	1,533,685
		41,517,674
Toys/Games/Hobbies — 2.1%
Nintendo Co., Ltd. (a)	3,200	1,557,625
TOTAL COMMON STOCKS (Cost $87,790,066)		72,747,083

SHORT-TERM INVESTMENTS — 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund, Class X, 0.03% (c)	102,495	102,495
TOTAL SHORT-TERM INVESTMENTS (Cost $102,495)		102,495

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%
First American Government Obligations Fund, Class X, 0.03% (c)	5,409,106	5,409,106
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,409,106)		5,409,106

TOTAL INVESTMENTS (Cost $93,301,667) - 107.4%		78,258,684
Other assets and liabilities, net — (7.4)%		(5,386,855)
NET ASSETS — 100.0%		$72,871,829

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of September 30, 2021. The market value of securities out on loan is $5,254,412.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	25.7%
Cayman Islands	25.4%
Republic of Korea	12.9%
Japan	12.0%
Sweden	4.4%
Taiwan	4.2%
France	3.8%
Canada	3.0%
Poland	2.2%
Switzerland	2.0%
United Kingdom	2.0%
Germany	1.2%
Norway	0.6%
Denmark	0.4%
Total Country	99.8%
SHORT-TERM INVESTMENTS	0.2%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	7.4%
TOTAL INVESTMENTS	107.4%
Other assets and liabilities, net	-7.4%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$72,747,083	$-	$-	$72,747,083
Money Market Funds	102,495	-	-	102,495
Investments Purchased With Proceeds From Securities Lending	5,409,106	-	-	5,409,106
Total Investments - Assets	$78,258,684	$-	$-	$78,258,684

* See the Schedule of Investments for industry classifications.